Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of reconciles income tax expense by statutory rate to the company’s actual income tax expense
	For the Years Ended December 31,
	2021	2020	2019
Income tax expense computed based on PRC statutory income tax rate	$(5,118,519)	$(1,179,508)	$(1,285,220)
Effect of favorable income tax rate in certain entity in PRC	889,716	(164,071)	255,213
Non-PRC entities not subject to PRC tax (1)	1,564,644	401,488	262,045
Research & Development (“R&D”) tax credit (2)	(260,213)	(251,178)	(328,778)
Non-deductible expenses - permanent difference (3)	588,191	826,034	730,909
Change in valuation allowance	2,339,650	937,209	776,885
Effective tax rate	3,469	569,974	411,054

(1)	Represents the tax losses incurred from operations outside of China.

(2)	According to PRC tax regulations, 175% of current year R&D expense approved by the local tax authority may be deducted from tax income.

(3)	Represents expenses incurred by the Company that were not deductible for PRC income tax.

Schedule of income (loss) before income tax
	For the Years Ended December 31,
	2021	2020	2019
Loss before income tax expense from China	(13,889,029)	(3,280,706)	$(4,221,025)
Loss before income tax expense from outside of China	(6,585,045)	(1,437,326)	(919,854)
Total loss before income tax provision	(20,474,074)	(4,718,032)	$(5,140,879)

Schedule of income tax provision (benefit)
	For the Years ended December 31,
	2021	2020	2019
Current	3,469	569,974	$-
Deferred	-	-	411,054
Total	3,469	569,974	$411,054

Schedule of deferred tax asset
Deferred tax asset	December 31 2021	December 31 2020
Provision of doubtful accounts	$323,107	$(59,643)
Tax loss carried forwards	4,482,385	547,220
Valuation allowance on tax losses	(4,805,492)	(487,578)
	$-	$-

Schedule of taxes payable
	December 31,	December 31,
	2021	2020
VAT tax payable	$422,678	$330,966
Corporate income tax payable	2,156,850	2,146,610
Land use tax and other taxes payable	20,242	16,108
Total	$2,599,770	$2,493,685